SELECTED STATEMENTS OF OPERATIONS DATA (Schedule Of Financial Expenses and Others, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial income:
Interest on deposits	$ 107	$ 160	$ 79
Foreign currency translation differences and derivatives	3,054	571	1,330
Others	0	0	807
Total gross financial income	3,161	731	2,216
Financial expenses:
Bank charges and interest on loans	(5,016)	(4,650)	(4,130)
Foreign currency translation differences and derivatives	(4,451)	(4,449)	(3,716)
Others	0	(257)	(293)
Total gross financial expenses	(9,467)	(9,356)	(8,139)
Financial expenses and others, net	$ (6,306)	$ (8,625)	$ (5,923)